AMERICAN INDEPENDENCE FUNDS TRUST
230 Park Avenue, Suite 534
New York, NY  10169
(212) 488-1331

April 29, 2014	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
“Sticker” Supplement Pursuant to Rule 497(e) of the Securities Act of 1933, as amended
SEC File Numbers: 811-21757; 333-124214

Dear Sir/Madam:

The interactive data file included as an exhibit to this filing mirrors the risk/return summary information in a supplement, dated April 3, 2014, to the Prospectus, dated March 1, 2014, for the American Independence Boyd Watterson Short-Term Enhanced Bond Fund, a series of the Registrant. Such supplement (accession number: 0001324443-14-000055) is incorporated by reference into this Rule 497 Document.

The purpose of this filing is to submit an exhibit containing interactive data format risk/return summary information for the Boyd Watterson Short-Term Enhanced Bond Fund using the eXtensible Business Reporting Language (XBRL).

Sincerely,

/s/ Susan L. Silva

Susan L. Silva
Treasurer and Assistant Secretary